Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net Operating Loss Carryforwards	$ 7,388,670	$ 3,684,694
Accrued Expenses	76,922	112,936
Stock Based Compensation	5,667	98,625
Charitable Contribution Carryforward	600	621
ROU Asset	(450,486)	(400,605)
Lease Liability	509,858	410,405
R&D Sec 174	1,376	1,830
Total deferred tax assets	7,532,607	3,908,505
Amortization/Depreciation	60,469	89,165
Total deferred tax liabilities	60,469	89,165
Valuation allowance	(7,472,138)	(3,819,340)
Net deferred Tax Assets (Liabilities)